Summary of Significant Accounting Policies - revenue (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥) item	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disaggregation of Revenue [Line Items]
Contract liabilities	¥ 485,087	¥ 301,774
Number of packages offered | item	2
Number of performance obligations per package | item	1
Package term	1 month
Forfeiture rate (as a percent)	0.00%
Revenue allocated to performance obligation	¥ 66,286	47,310	¥ 0
Revenue reduction for redemptions	25,408	441	0
Amount charged to selling and marketing expenses	142,425	153,057	¥ 16,460
Liabilities related to unredeemed points	¥ 178,666	143,868
Number of components not performance obligations | item	2
Vehicle sales
Disaggregation of Revenue [Line Items]
Contract liabilities	¥ 96,827	99,128
Energy and Service Packages
Disaggregation of Revenue [Line Items]
Contract liabilities	¥ 65,361	¥ 32,226
Maximum [Member]
Disaggregation of Revenue [Line Items]
Stand-alone fair value as a percentage of gross selling price	1.00%
Aggregate stand-alone fair value as a percentage of contract price	3.00%